STOCK BASED COMPENSATION - Share-Based Compensation Awards (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 item shares	Mar. 31, 2025 shares	Dec. 31, 2025 item shares	Dec. 31, 2024 shares
STOCK BASED COMPENSATION
Strategic consultants receiving performance awards | item	2		2
Options granted	33,580	594,691	1,375,868
Stock options subject to performance conditions
STOCK BASED COMPENSATION
Options granted	0		0	0